Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Risk [Line Items]
Accounts receivable written off	$ 17		$ 935
Net provision for credit losses	76	(229)	$ (148)
Allowances for credit losses	$ 98	$ 39